INCOME TAXES (Schedule of United States and foreign Income (Loss) Before Income Taxes and Non-Controlling Interest) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United States and foreign income (loss) before income taxes and non-controlling interest
United States	$ 13,381	$ (29,673)	$ 7,905
Foreign	(8,939)	37,917	(6,985)
Income before income taxes	4,442	$ 8,244	$ 920
CAYMAN ISLANDS
INCOME TAXES
Withholding tax	$ 0